INVESTMENT IN BIG RIDGE GOLD CORP. (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
INVESTMENT IN BIG RIDGE GOLD CORP.
Investments, Balance, beginning of period	$ 1,491		$ 0
Acquisition - Initial Recognition on June 7, 2021		$ 0	2,185
Equity loss	144		106
Dilution event in Q2 2021	0		588
Completion of Stage 1 Earn-In	2,175		0
Fair value adjustment of Investment in Big Ridge Gold Corp.	(1,403)		0
Balance, Ending of period	$ 2,119		$ 1,491